UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2017

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 37.0%
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,366,898

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.922%, 12/10/2049		$2,500,000	$193,950
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		1,587,074	255,217
LB Commercial Conduit Mortgage Trust, FRN, 1.161%, 2/18/2030 (i)		49,129	4
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)		427,642	5,517

			$454,688
Automotive - 2.2%
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022 (z)		$1,455,000	$1,489,556
IHO Verwaltungs GbmH, 3.75%, 9/15/2026 (n)	EUR	1,200,000	1,356,754
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,105,000	1,485,209
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	905,000	999,618
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,066,653
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FRN to 12/31/2049	EUR	1,445,000	1,507,419
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$400,000	420,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		705,000	733,249

			$9,058,458
Broadcasting - 0.1%
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	550,000	$629,250

Building - 2.5%
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		$918,000	$801,414
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		725,000	632,925
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		1,864,000	1,891,960
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		1,563,000	1,621,613
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		795,000	824,813
Paroc Group Oy, 6.25%, 5/15/2020	EUR	1,225,000	1,359,079
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,289,799
Titan Global Finance PLC, 3.5%, 6/17/2021	EUR	365,000	415,343
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,696,148

			$10,533,094
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	$563,960
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	540,000	635,780

			$1,199,740
Cable TV - 3.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$400,000	$423,500
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,975,000	2,133,000
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	300,240
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,161,956
LGE Holdco VI B.V., 7.125%, 5/15/2024	EUR	380,000	469,318
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)		$755,000	932,461
Telenet Group Holding N.V., 6.25%, 8/15/2022 (n)	EUR	780,000	890,013
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,160,000	1,440,617
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	213,522
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,675,463
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	491,063

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
VTR Finance B.V., 6.875%, 1/15/2024 (n)		$1,620,000	$1,721,250
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,020,977

			$12,873,380
Chemicals - 1.2%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025 (n)	EUR	1,435,000	$1,650,056
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$1,554,000	1,585,080
Consolidated Energy Finance S.A., 6.75%, 10/15/2019		200,000	204,000
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	720,341
SPCM S.A., 2.875%, 6/15/2023	EUR	720,000	801,616

			$4,961,093
Conglomerates - 0.6%
Colfax Corp., 3.25%, 5/15/2025 (z)	EUR	800,000	$880,154
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022		$1,505,000	1,556,923

			$2,437,077
Construction - 0.5%
Buzzi Unicem S.p.A., 2.125%, 4/28/2023	EUR	1,100,000	$1,239,775
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	39,000
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	75,660
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	428,974
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	240,188

			$2,023,597
Consumer Services - 0.3%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$1,332,000	$1,376,955

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 5/15/2023	EUR	1,260,000	$1,452,220
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		$1,211,000	1,277,605

			$2,729,825
Emerging Market Quasi-Sovereign - 2.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		$606,000	$622,380
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 12/31/2049		910,000	959,140
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/2022		1,640,000	1,708,126
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		1,200,000	1,192,500
Petrobras Global Finance B.V., 8.375%, 5/23/2021		1,211,000	1,371,458
Petrobras Global Finance B.V., 8.75%, 5/23/2026		71,000	82,786
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,080,000	1,117,260
Sberbank of Russia, 5.25%, 5/23/2023		1,115,000	1,151,238
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,672,000	1,845,303
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		600,000	646,037

			$10,696,228
Emerging Market Sovereign - 3.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$790,000	$876,900
Dominican Republic, 5.875%, 4/18/2024 (n)		111,000	118,231
Federative Republic of Brazil, 6%, 4/07/2026		1,830,000	2,006,595
Federative Republic of Brazil, 5.625%, 1/07/2041		1,280,000	1,271,488
Republic of Argentina, 6.875%, 4/22/2021		255,000	278,970
Republic of Argentina, 7.5%, 4/22/2026		1,354,000	1,483,307
Republic of Argentina, 6.875%, 1/26/2027		1,472,000	1,555,168
Republic of Argentina, 7.125%, 7/06/2036		851,000	861,212

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Croatia, 5.5%, 4/04/2023 (n)		$1,064,000	$1,154,972
Republic of Ecuador, 10.5%, 3/24/2020 (n)		1,446,000	1,547,220
Republic of Sri Lanka, 6.125%, 6/03/2025		1,143,000	1,164,211
Republic of Venezuela, 7%, 3/31/2038		965,000	435,891

			$12,754,165
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (d)(n)		$528,000	$106
Afren PLC, 11.5%, 2/01/2018 (a)(d)(n)		1,000,000	200
Seven Generations Energy, 8.25%, 5/15/2020 (n)		140,000	146,300

			$146,606
Energy - Integrated - 1.1%
Inkia Energy Ltd., 8.375%, 4/04/2021		$1,597,000	$1,648,104
LUKOIL International Finance B.V., 4.563%, 4/24/2023		1,655,000	1,700,178
Raizen Fuels Finance S.A., 5.3%, 1/20/2027 (n)		1,200,000	1,240,812

			$4,589,094
Entertainment - 0.5%
CPUK Finance Ltd., 7%, 2/28/2042 (n)	GBP	1,110,000	$1,509,600
CPUK Finance Ltd., 7%, 2/28/2042	GBP	360,000	489,600

			$1,999,200
Financial Institutions - 0.4%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,105,000	$1,498,319

Food & Beverages - 1.5%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,575,000	$1,669,658
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	579,975
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	1,026,433
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	562,883
Marb Bondco PLC, 7%, 3/15/2024 (n)		1,571,000	1,588,595
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		760,000	806,542

			$6,234,086
Gaming & Lodging - 0.6%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,350,000	$1,556,038
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,050,099

			$2,606,137
Industrial - 0.4%
Transfield Services Ltd., 8.375%, 5/15/2020 (n)		$1,500,000	$1,565,250

International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 12/31/2049	EUR	1,100,000	$1,275,935

Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$662,557
CNH Industrial Finance Europe S.A., 2.875%, 5/17/2023	EUR	2,260,000	2,608,414
Loxam SAS, 7%, 7/23/2022	EUR	1,700,000	1,967,659

			$5,238,630
Major Banks - 1.9%
Banco Bilbao Vizcaya Argentaria S.A. , 8.875% to 4/14/2021, FRN to 12/31/2049	EUR	800,000	$989,968
Barclays PLC, 8% to 12/15/2020, FRN to 12/31/2049	EUR	1,445,000	1,737,345

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	$1,995,247
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	1,850,000	2,066,730
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/2049		$325,000	336,578
UBS AG, 6.875%, 12/31/2049		710,000	748,986

			$7,874,854
Medical & Health Technology & Services - 0.5%
Medi-Partenaires SAS, 7%, 5/15/2020	EUR	1,300,000	$1,467,721
Quintiles IMS Holdings, Inc., 3.25%, 3/15/2025 (n)	EUR	645,000	705,358

			$2,173,079
Metals & Mining - 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (z)		$2,540,000	$2,626,436
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		475,000	503,500
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	203,625
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)		205,000	215,763
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		150,000	159,000
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	164,813
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,374,175

			$5,247,312
Network & Telecom - 1.0%
Columbus International, Inc., 7.375%, 3/30/2021 (n)		$1,387,000	$1,492,759
Columbus International, Inc., 7.375%, 3/30/2021		200,000	215,250
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		2,240,000	2,318,400

			$4,026,409
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		$1,590,129	$620,150

Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$275,000	$294,938

Other Banks & Diversified Financials - 1.2%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)		$2,137,000	$2,276,332
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	900,000	1,032,657
Credit Bank of Moscow PJSC, 7.5% to 10/05/2022, FRN to 10/05/2027 (n)		$1,256,000	1,269,248
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		407,000	490,435

			$5,068,672
Pharmaceuticals - 1.0%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024 (n)	EUR	545,000	$631,095
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	550,000	636,885
Grifols S.A., 3.2%, 5/01/2025 (z)	EUR	2,580,000	2,792,295

			$4,060,275
Pollution Control - 0.3%
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	920,000	$1,054,078

Railroad & Shipping - 0.3%
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)		$1,280,000	$1,333,760

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022 (n)	GBP	1,085,000	$1,411,405

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.8%
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	$730,590
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	395,000	529,510
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,262,207
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	712,507
Parfümerie Douglas GmbH, 6.25%, 7/15/2022	EUR	100,000	118,751

			$3,353,565
Supermarkets - 0.3%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FRN to 12/31/2049	EUR	1,200,000	$1,296,789

Telecommunications - Wireless - 2.1%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$1,130,000	$1,200,772
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	213,500
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,436,000	1,364,200
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	323,950
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	380,000
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,314,000	1,378,058
MTS International Funding Ltd., 5%, 5/30/2023 (n)		2,138,000	2,221,061
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,647,666

			$8,729,207
Transportation - Services - 1.0%
Delhi International Airport, 6.125%, 10/31/2026		$1,470,000	$1,563,865
Europcar Groupe S.A., 5.75%, 6/15/2022	EUR	1,080,000	1,234,725
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	330,813
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	977,625

			$4,107,028
Utilities - Electric Power - 1.6%
Drax Finco PLC, 4.25%, 5/01/2022 (z)	GBP	545,000	$720,072
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		$955,000	1,117,350
Genneia S.A., 8.75%, 1/20/2022		404,000	433,290
Greenko Dutch B.V., 8%, 8/01/2019 (n)		1,060,000	1,111,855
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,261,000	1,324,050
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		1,730,000	1,920,300

			$6,626,917
Total Bonds			$155,526,143

Common Stocks - 0.1%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp. (a)		13,255	$390,623

Underlying Affiliated Funds - 62.0%
MFS High Yield Pooled Portfolio (v)		27,726,743	$260,076,849

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.78% (v)		3,377,551	$3,377,551
Total Investments			$419,371,166

Other Assets, Less Liabilities - 0.1%			489,338
Net Assets - 100.0%			$419,860,504

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

5

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,221,580, representing 19.1% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anglo American Capital PLC, 4.75%, 4/10/2027	4/3/17	$2,540,000	$2,626,436
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022	3/31/17	1,459,535	1,489,556
Colfax Corp., 3.25%, 5/15/2025	4/19/17	867,495	880,154
Drax Finco PLC, 4.25%, 5/01/2022	4/21/17	697,627	720,072
Grifols S.A., 3.2%, 5/01/2025	4/12/17	2,740,641	2,792,295
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	50,075	5,517
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/9/17	957,716	999,618
Total Restricted Securities			$9,513,648
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Citibank	1,375,000	6/09/17	$1,026,184	$1,007,857	$18,327
BUY	EUR	Goldman Sachs	3,243,330	6/09/17	3,514,423	3,539,988	25,565
BUY	EUR	Morgan Stanley Capital Services, Inc.	916,999	6/09/17	974,789	1,000,874	26,085

							$69,977

Liability Derivatives
SELL	EUR	Brown Brothers Harriman	809,744	6/09/17	$868,726	$883,809	$(15,083)
SELL	EUR	Brown Brothers Harriman	596,240	6/09/17	644,613	650,776	(6,163)
SELL	EUR	Goldman Sachs	2,570,944	6/09/17	2,748,476	2,806,101	(57,625)
SELL	EUR	JPMorgan Chase Bank	43,517,761	6/09/17	46,221,084	47,498,199	(1,277,115)
SELL	EUR	Morgan Stanley Capital Services, Inc.	932,836	6/09/17	991,940	1,018,160	(26,220)
SELL	GBP	Barclays London	7,085,784	6/09/17	8,669,507	9,187,820	(518,313)
SELL	GBP	Brown Brothers Harriman	545,000	6/09/17	697,806	706,677	(8,871)
SELL	GBP	Morgan Stanley Capital Services, Inc.	1,151,191	6/09/17	1,444,559	1,492,698	(48,139)

							$(1,957,529)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$390,623	$—	$—	$390,623
Non-U.S. Sovereign Debt	—	24,726,326	—	24,726,326
U.S. Corporate Bonds	—	7,010,398	—	7,010,398
Commercial Mortgage-Backed Securities	—	199,471	—	199,471
Asset-Backed Securities (including CDOs)	—	255,217	—	255,217
Foreign Bonds	—	123,334,731	—	123,334,731
Mutual Funds	263,454,400	—	—	263,454,400
Total Investments	$263,845,023	$155,526,143	$—	$419,371,166

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$69,977	$—	$69,977
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,957,529)	—	(1,957,529)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$444,320,287
Gross unrealized appreciation	5,978,120
Gross unrealized depreciation	(30,927,241)
Net unrealized appreciation (depreciation)	$(24,949,121)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	30,764,069	982,294	(4,019,620)	27,726,743
MFS Institutional Money Market Portfolio	6,785,401	28,044,520	(31,452,370)	3,377,551

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,323,953)	$—	$4,255,188	$260,076,849
MFS Institutional Money Market Portfolio	(143)		8,749	3,377,551

	$(1,324,096)	$—	$4,263,937	$263,454,400

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2017, are as follows:

United States	55.8%
United Kingdom	6.0%
Brazil	4.3%
Canada	3.5%
France	3.0%
Germany	2.8%
Russia	2.3%
Luxembourg	2.2%
Mexico	2.2%
Other Countries	17.9%

This issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

April 30, 2017

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 90.9%
Aerospace - 0.9%
KLX, Inc., 5.875%, 12/01/2022 (n)	$5,900,000	$6,202,375
TransDigm, Inc., 6%, 7/15/2022	1,095,000	1,127,850
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	4,125,385
TransDigm, Inc., 6.375%, 6/15/2026	2,300,000	2,317,250

		$13,772,860
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.922%, 12/10/2049	$2,948,120	$228,715
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.184%, 4/26/2050 (a)(p)(z)	693,546	69
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.384%, 4/26/2050 (a)(p)(z)	2,181,654	218
LB Commercial Conduit Mortgage Trust, FRN, 1.161%, 2/18/2030 (i)	334,726	28
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)	2,038,851	26,301

		$255,331
Automotive - 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$6,768,000	$6,894,900
Gates Global LLC, 6%, 7/15/2022 (n)	5,985,000	6,014,925
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	7,240,000	7,167,600
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,667,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,005,000	4,165,480

		$28,910,155
Broadcasting - 2.7%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$4,920,000	$5,350,500
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	1,810,000	1,846,200
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	5,500,000	5,699,375
E. W. Scripps Co., 5.125%, 5/15/2025 (z)	3,800,000	3,899,750
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	4,800,000	5,340,000
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	40,000	42,896
Match Group, Inc., 6.375%, 6/01/2024	4,700,000	5,117,125
Netflix, Inc., 5.375%, 2/01/2021	3,625,000	3,878,750
Netflix, Inc., 5.875%, 2/15/2025	2,490,000	2,701,650
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,735,000	2,693,975
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	5,445,000	5,513,063

		$42,083,284
Building - 3.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$5,555,000	$5,916,075
Allegion PLC, 5.875%, 9/15/2023	2,480,000	2,647,400
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,671,000	5,915,562
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	5,665,000	6,104,038
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,919,048
HD Supply, Inc., 5.75%, 4/15/2024 (n)	6,125,000	6,507,813
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)	4,315,000	4,573,900
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,950,000	6,069,000
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	4,440,000	4,628,700
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,355,000	5,716,463
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	8,240,000	8,631,400

		$61,629,399
Business Services - 2.0%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$5,550,000	$5,744,250
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	2,500,000	2,515,625

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 4.875%, 4/01/2020	$3,670,000	$3,761,750
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,713,150
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,264,319
Equinix, Inc., 5.75%, 1/01/2025	2,075,000	2,220,250
First Data Corp., 5%, 1/15/2024 (z)	4,760,000	4,868,290
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,085,000	2,181,431
Iron Mountain, Inc., REIT, 6%, 8/15/2023	5,375,000	5,710,830

		$31,979,895
Cable TV - 6.8%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$9,260,000	$9,804,025
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,130,000	4,269,388
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	500,000	518,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	11,175,000	11,663,906
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	9,195,000	9,677,738
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,395,000	1,454,288
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,610,000	3,834,470
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	2,722,000	2,805,375
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	6,375,000	6,590,156
DISH DBS Corp., 5%, 3/15/2023	2,975,000	2,982,438
DISH DBS Corp., 5.875%, 11/15/2024	3,895,000	4,089,750
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,880,000	2,768,400
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,955,000	1,669,081
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,215,000	1,306,125
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	2,225,000	2,747,983
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,763,456
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,798,125
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	6,940,000	7,425,800
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,858,106
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,235,000	4,409,694
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	3,500,000	3,736,635
Videotron Ltd., 5.375%, 6/15/2024 (n)	995,000	1,048,481
Videotron Ltd., 5.125%, 4/15/2027 (z)	4,990,000	5,088,303
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,147,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	4,450,000	4,505,625
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,570,000	4,689,963

		$106,653,561
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$5,040,000	$5,219,525
Chemours Co., 6.625%, 5/15/2023	4,195,000	4,488,650
Chemours Co., 7%, 5/15/2025	1,645,000	1,807,444
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	4,555,000	4,646,100
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,540,000	4,035,600
Tronox Finance LLC, 6.375%, 8/15/2020	3,155,000	3,206,269
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	4,002,350
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,885,000	6,319,019

		$33,724,957
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,680,000	$5,140,180
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	4,980,000	5,278,800
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	5,455,000	5,639,106
VeriSign, Inc., 4.625%, 5/01/2023	5,390,000	5,516,665

		$21,574,751

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 1.5%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,940,000	$3,131,100
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,690,000	1,732,250
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,280,000	5,517,600
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,225,000	7,514,000
Western Digital Corp., 10.5%, 4/01/2024	5,070,000	5,969,925

		$23,864,875
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/2022 (n)	$8,540,000	$8,753,500
EnerSys, 5%, 4/30/2023 (n)	9,140,000	9,311,375
Enpro Industries, Inc., 5.875%, 9/15/2022	6,525,000	6,851,250
Enpro Industries, Inc., 5.875%, 9/15/2022 (z)	885,000	929,250
Entegris, Inc., 6%, 4/01/2022 (n)	6,287,000	6,554,198
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	6,455,000	6,535,688

		$38,935,261
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$668,718
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	405,825

		$1,074,543
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$6,360,000	$6,757,500
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	4,125,000	4,248,750
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	756,633
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,315,000	4,625,292

		$16,388,175
Consumer Services - 3.1%
ADT Corp., 6.25%, 10/15/2021	$8,170,000	$8,961,918
ADT Corp., 4.125%, 6/15/2023	1,585,000	1,545,375
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,705,000	3,746,311
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,755,000	3,798,183
Interval Acquisition Corp., 5.625%, 4/15/2023	9,590,000	9,877,700
Mobile Mini, Inc., 5.875%, 7/01/2024	5,350,000	5,542,600
Monitronics International, Inc., 9.125%, 4/01/2020	4,460,000	4,326,200
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,480,344
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	7,115,000	7,346,238

		$48,624,869
Containers - 3.9%
Berry Plastics Corp., 5.125%, 7/15/2023	$950,000	$987,715
Berry Plastics Group, Inc., 5.5%, 5/15/2022	5,470,000	5,716,150
Berry Plastics Group, Inc., 6%, 10/15/2022	4,140,000	4,398,750
Crown American LLC, 4.5%, 1/15/2023	5,170,000	5,338,025
Crown American LLC, 4.25%, 9/30/2026 (n)	2,600,000	2,548,000
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,591,000	7,913,618
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	7,022,000	7,215,105
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,842,800
Reynolds Group, 5.125%, 7/15/2023 (n)	4,280,000	4,461,900
Reynolds Group, 7%, 7/15/2024 (n)	4,120,000	4,434,150
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,567,750
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,419,363
Signode Industrial Group, 6.375%, 5/01/2022 (n)	5,190,000	5,346,271
Silgan Holdings, Inc., 5.5%, 2/01/2022	615,000	636,525

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	$2,030,000	$2,047,763

		$61,873,885
Electrical Equipment - 0.4%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (z)	$1,280,000	$1,340,800
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,715,000	4,756,256

		$6,097,056
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,775,000	$4,001,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,630,000	4,728,388

		$8,729,888
Energy - Independent - 5.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$5,960,000	$6,258,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	7,400,000	7,455,500
Concho Resources, Inc., 5.5%, 4/01/2023	4,860,000	5,039,213
Consol Energy, Inc., 5.875%, 4/15/2022	3,230,000	3,149,250
Consol Energy, Inc., 8%, 4/01/2023	5,670,000	5,907,431
Continental Resources, Inc., 4.5%, 4/15/2023	9,030,000	8,894,550
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	6,850,000	7,089,750
Gulfport Energy Corp., 6%, 10/15/2024 (n)	5,465,000	5,383,025
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	1,615,000	1,608,944
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	6,840,000	7,011,000
Rice Energy, Inc., 7.25%, 5/01/2023	5,945,000	6,420,600
Sanchez Energy Corp., 6.125%, 1/15/2023	5,465,000	5,027,745
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,970,000	3,103,650
Seven Generations Energy, 6.75%, 5/01/2023 (z)	4,280,000	4,536,800
SM Energy Co., 6.75%, 9/15/2026	7,020,000	7,072,650
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,900,000	5,900,000

		$89,858,108
Entertainment - 1.7%
Cedar Fair LP, 5.25%, 3/15/2021	$5,270,000	$5,414,398
Cedar Fair LP, 5.375%, 6/01/2024	2,545,000	2,634,075
Cedar Fair LP, 5.375%, 4/15/2027 (z)	3,315,000	3,426,550
Cinemark USA, Inc., 5.125%, 12/15/2022	3,780,000	3,893,400
Cinemark USA, Inc., 4.875%, 6/01/2023	3,460,000	3,511,900
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	8,155,000	8,226,356

		$27,106,679
Financial Institutions - 3.6%
Aircastle Ltd., 4.625%, 12/15/2018	$3,385,000	$3,507,706
Aircastle Ltd., 5.125%, 3/15/2021	2,710,000	2,889,538
Aircastle Ltd., 5.5%, 2/15/2022	5,290,000	5,728,541
CIT Group, Inc., 5.25%, 3/15/2018	3,330,000	3,435,894
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,300,000	1,373,125
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,450,000	3,484,500
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	7,280,000	7,571,200
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	2,230,000	2,263,450
Navient Corp., 8%, 3/25/2020	6,875,000	7,545,313
Navient Corp., 7.25%, 1/25/2022	7,535,000	8,024,775
Navient Corp., 7.25%, 9/25/2023	2,395,000	2,502,775
Navient Corp., 6.125%, 3/25/2024	2,246,000	2,223,540
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,375,000	6,741,563

		$57,291,920

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 2.4%
Aramark Services, Inc., 4.75%, 6/01/2026	$5,075,000	$5,176,500
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,615,000	4,695,763
JBS Investments GmbH, 7.25%, 4/03/2024	2,885,000	3,018,431
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	7,320,000	7,631,100
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	3,000,000	3,097,500
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,220,000	1,258,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	5,305,000	5,656,456
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	6,260,000	6,541,700

		$37,075,575
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$3,167,000	$1,836,860

Gaming & Lodging - 2.6%
CCM Merger, Inc., 6%, 3/15/2022 (z)	$4,055,000	$4,186,788
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,725,000	6,183,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	770,150
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	4,640,000	4,845,923
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	4,870,000	5,003,925
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,385,000	1,426,550
MGM Resorts International, 6.625%, 12/15/2021	4,660,000	5,230,850
MGM Resorts International, 6%, 3/15/2023	3,955,000	4,320,838
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,331,531
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,355,000	2,402,100

		$40,701,655
Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,948,756
Centene Corp., 6.125%, 2/15/2024	4,400,000	4,741,000

		$7,689,756
Machinery & Tools - 1.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,085,000	$5,434,034
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,575,000	7,840,125
CNH Industrial N.V., 4.5%, 8/15/2023	3,685,000	3,771,561
H&E Equipment Services Co., 7%, 9/01/2022	6,250,000	6,535,000

		$23,580,720
Major Banks - 1.4%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$5,175,000	$5,543,719
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	4,700,000	4,976,125
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2165	2,740,000	2,957,830
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2165	1,435,000	1,486,122
UBS AG, 6.875%, 12/29/2049	7,030,000	7,416,017

		$22,379,813
Medical & Health Technology & Services - 6.8%
AmSurg Corp., 5.625%, 7/15/2022	$4,775,000	$4,926,129
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,205,000	4,307,138
DaVita, Inc., 5.125%, 7/15/2024	925,000	951,020
DaVita, Inc., 5%, 5/01/2025	5,750,000	5,793,125
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	2,255,000	2,373,388
HCA, Inc., 4.25%, 10/15/2019	5,110,000	5,295,238
HCA, Inc., 7.5%, 2/15/2022	7,160,000	8,236,864
HCA, Inc., 5.875%, 3/15/2022	5,855,000	6,491,731

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5%, 3/15/2024	$4,605,000	$4,887,056
HCA, Inc., 5.375%, 2/01/2025	6,700,000	6,976,375
HCA, Inc., 5.875%, 2/15/2026	2,275,000	2,417,188
HealthSouth Corp., 5.125%, 3/15/2023	5,575,000	5,595,906
HealthSouth Corp., 5.75%, 11/01/2024	4,735,000	4,823,781
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	5,820,000	5,878,200
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	6,710,000	6,860,975
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,420,000	4,508,400
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,895,000	4,344,313
Tenet Healthcare Corp., 8%, 8/01/2020	9,360,000	9,550,289
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,145,000	6,237,175
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,343,000	1,282,565
Universal Health Services, Inc., 7.625%, 8/15/2020	5,105,000	5,175,194

		$106,912,050
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$5,230,000	$5,511,113
Teleflex, Inc., 5.25%, 6/15/2024	4,420,000	4,552,600
Teleflex, Inc., 4.875%, 6/01/2026	2,475,000	2,512,125

		$12,575,838
Metals & Mining - 4.1%
Commercial Metals Co., 4.875%, 5/15/2023	$4,343,000	$4,364,715
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	2,095,000	2,168,325
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	3,780,000	3,848,513
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	5,135,000	4,762,713
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)	825,000	847,688
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	9,231,000	9,715,628
GrafTech International Co., 6.375%, 11/15/2020	4,680,000	4,059,900
Kaiser Aluminum Corp., 5.875%, 5/15/2024	5,540,000	5,844,700
Kinross Gold Corp., 5.125%, 9/01/2021	3,065,000	3,202,925
Kinross Gold Corp., 5.95%, 3/15/2024	2,540,000	2,723,388
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,910,000	2,024,600
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,153,413
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,724,275
Steel Dynamics, Inc., 5.25%, 4/15/2023	2,110,000	2,183,850
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,330,000	4,573,563
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	3,755,000	3,848,875
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	591,000
TMS International Corp., 7.625%, 10/15/2021 (n)	4,420,000	4,453,150

		$64,091,221
Midstream - 4.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$7,225,000	$7,405,625
Energy Transfer Equity LP, 7.5%, 10/15/2020	8,185,000	9,223,472
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	5,075,000	4,884,688
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,095,000	7,761,745
ONEOK, Inc., 7.5%, 9/01/2023	3,065,000	3,625,641
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	6,475,000	7,040,973
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	8,195,000	9,025,080
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,390,000	2,641,901
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,370,000	3,684,158
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,670,000	2,715,043
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,775,000	3,888,250
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	8,490,000	8,872,050

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Williams Cos., Inc., 4.55%, 6/24/2024	$6,905,000	$7,068,994

		$77,837,620
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/2021	$2,890,000	$3,121,200
Centurylink, Inc., 7.65%, 3/15/2042	3,305,000	3,073,650
Frontier Communications Corp., 6.25%, 9/15/2021	3,010,000	2,791,775
Frontier Communications Corp., 9%, 8/15/2031	2,050,000	1,752,750
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,549,088
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	7,010,000	7,255,350
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	3,025,000	3,270,781
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,995,000	5,300,944

		$28,115,538
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,715,000	$2,239,875
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	4,775,000	3,867,750
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	4,850,000	4,886,375
Weatherford International Ltd., 8.25%, 6/15/2023	4,545,000	4,925,644

		$15,919,644
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$4,040,000	$4,332,900
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,470,000	5,579,400

		$9,912,300
Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,895,000	$4,693,475

Pharmaceuticals - 1.1%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$4,215,000	$4,151,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	4,905,000	4,819,163
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	4,185,000	3,808,350
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	5,195,000	4,558,613

		$17,337,901
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$6,635,000	$6,817,463

Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,225,000	$8,461,469
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	5,025,000	5,276,250
TEGNA, Inc., 5.125%, 7/15/2020	1,645,000	1,694,350
TEGNA, Inc., 4.875%, 9/15/2021 (n)	2,120,000	2,188,900
TEGNA, Inc., 6.375%, 10/15/2023	3,430,000	3,644,375

		$21,265,344
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$4,995,000	$5,163,581
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	5,610,000	5,750,250

		$10,913,831
Real Estate - Other - 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	$4,735,000	$4,865,213
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	7,325,000	7,636,313

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Other - continued
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	$5,810,000	$6,115,664
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	4,330,000	4,514,025

		$23,131,215
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$3,165,000	$3,244,125

Retailers - 1.1%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,705,000	$7,114,005
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	6,220,000	6,188,900
Rite Aid Corp., 6.125%, 4/01/2023 (n)	190,000	188,100
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	3,935,000	4,062,888

		$17,553,893
Specialty Chemicals - 1.6%
A Schulman, Inc., 6.875%, 6/01/2023	$5,965,000	$6,293,075
Chemtura Corp., 5.75%, 7/15/2021	6,565,000	6,788,210
Koppers, Inc., 6%, 2/15/2025 (n)	4,595,000	4,813,263
Univar USA, Inc., 6.75%, 7/15/2023 (n)	7,735,000	8,063,738

		$25,958,286
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$6,275,000	$5,733,781
Group 1 Automotive, Inc., 5%, 6/01/2022	7,135,000	7,224,188
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,530,000	4,648,913

		$17,606,882
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$7,680,000	$7,852,800

Telecommunications - Wireless - 4.0%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,990,000	$4,239,894
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,630,000	4,942,525
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,836,571
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	6,970,150
SFR Group S.A., 7.375%, 5/01/2026 (n)	6,660,000	7,001,325
Sprint Capital Corp., 6.875%, 11/15/2028	4,245,000	4,595,213
Sprint Corp., 7.875%, 9/15/2023	3,980,000	4,467,550
Sprint Corp., 7.125%, 6/15/2024	8,525,000	9,297,621
Sprint Nextel Corp., 9%, 11/15/2018 (n)	2,170,000	2,373,438
Sprint Nextel Corp., 6%, 11/15/2022	1,875,000	1,953,516
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,124,906
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	3,067,013
T-Mobile USA, Inc., 5.125%, 4/15/2025	3,825,000	4,030,594
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	4,002,588
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,482,850

		$63,385,754
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,305,000	$3,435,019
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,265,000	5,488,763

		$8,923,782
Transportation - Services - 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,950,000	$2,537,000
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,080,000	1,066,500

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	$3,300,000	$2,491,500

		$6,095,000
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,874,475
Calpine Corp., 5.75%, 1/15/2025	4,530,000	4,382,775
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,070,819
Covanta Holding Corp., 5.875%, 3/01/2024	3,965,000	3,984,825
Covanta Holding Corp., 5.875%, 7/01/2025	3,245,000	3,245,000
NRG Energy, Inc., 6.625%, 3/15/2023	5,625,000	5,709,375
NRG Energy, Inc., 7.25%, 5/15/2026	5,005,000	5,117,613

		$29,384,882
Total Bonds		$1,433,222,675

Floating Rate Loans (g)(r) - 2.4%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 4.12%, 2/28/2020	$3,451,159	$3,456,336

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.74%, 10/31/2023	$5,435,111	$5,467,950
HD Supply, Inc., Term Loan B, 3.89%, 8/13/2021	1,540,371	1,549,518

		$7,017,468
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.4%, 2/03/2022	$1,933,731	$1,943,399

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.15%, 8/17/2023	$2,400,461	$2,414,597
Sabre GLBL, Inc., Term Loan B, 3.74%, 2/22/2024	1,858,442	1,874,704

		$4,289,301
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.24%, 4/30/2021	$2,793,019	$2,806,984

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.15%, 6/23/2022	$1,753,437	$1,762,936

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.48%, 4/13/2024	$1,464,211	$1,473,363
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022	1,863,100	1,878,821

		$3,352,184
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 2.99%, 10/25/2023	$2,250,126	$2,266,651

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.74%, 6/24/2021	$3,641,417	$3,678,483

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.24%, 3/16/2024	$2,226,044	$2,239,494

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.24%, 5/03/2020	$5,579,880	$5,586,854
Total Floating Rate Loans		$38,400,090

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 1.2%
Oil Services - 0.2%
LTRI Holdings LP (a)	3,250	$2,890,615

Special Products & Services - 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	177,000	$15,597,240
Total Common Stocks		$18,487,855

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.78% (v)	59,252,799	$59,252,799
Total Investments		$1,549,363,419

Other Assets, Less Liabilities - 1.8%		27,764,824
Net Assets - 100.0%		$1,577,128,243

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $642,483,600 representing 40.7% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CCM Merger, Inc., 6%, 3/15/2022	3/08/17-3/30/17	$4,079,440	$4,186,788
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.184%, 4/26/2050	4/12/06-4/28/17	657,150	69
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.384%, 4/26/2050	4/12/06-4/28/17	2,054,697	218
Cedar Fair LP, 5.375%, 4/15/2027	4/10/17	3,333,742	3,426,550
CommScope Holding Company, Inc., 5.5%, 6/15/2024	4/20/17	1,331,849	1,340,800
E. W. Scripps Co., 5.125%, 5/15/2025	4/20/17-4/21/17	3,828,944	3,899,750
Enpro Industries, Inc., 5.875%, 9/15/2022	3/21/17	893,707	929,250
First Data Corp., 5%, 1/15/2024	4/21/17-4/27/17	4,870,105	4,868,290
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	238,738	26,301
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-4/10/17	4,478,140	4,573,900
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/24/17	4,542,000	4,536,800
Videotron Ltd., 5.125%, 4/15/2027	3/31/17-4/06/17	5,045,431	5,088,303
Total Restricted Securities			$32,877,019
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

10

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	2,488,013	6/09/17	$2,642,568	$2,715,584	$(73,016)

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	257	$32,309,719	June - 2017	$(318,167)

At April 30, 2017, the fund had cash collateral of $372,650 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

4/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

12

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,597,240	$—	$2,890,615	$18,487,855
U.S. Corporate Bonds	—	1,229,283,601	—	1,229,283,601
Commercial Mortgage-Backed Securities	—	255,044	—	255,044
Asset-Backed Securities (including CDOs)	—	287	—	287
Foreign Bonds	—	203,683,743	—	203,683,743
Floating Rate Loans	—	38,400,090	—	38,400,090
Mutual Funds	59,252,799	—	—	59,252,799
Total Investments	$74,850,039	$1,471,622,765	$2,890,615	$1,549,363,419

Other Financial Instruments
Futures Contracts – Liabilities	$(318,167)	$—	$—	$(318,167)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(73,016)	—	(73,016)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 1/31/17	$—
Received from a corporate action	2,890,615
Balance as of 4/30/17	$2,890,615

At April 30, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,528,421,038
Gross unrealized appreciation	42,780,000
Gross unrealized depreciation	(21,837,619)
Net unrealized appreciation (depreciation)	$20,942,381

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	54,009,759	106,805,116	(101,562,076)	59,252,799

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,421)	$—	$110,867	$59,252,799

13

QUARTERLY REPORT

April 30, 2017

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 93.6%
Aerospace - 0.9%
KLX, Inc., 5.875%, 12/01/2022 (n)	$5,100,000	$5,361,339
TransDigm, Inc., 6%, 7/15/2022	875,000	901,250
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,436,988
TransDigm, Inc., 6.375%, 6/15/2026	1,915,000	1,929,363

		$11,628,940
Automotive - 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$6,064,000	$6,177,700
Gates Global LLC, 6%, 7/15/2022 (n)	5,510,000	5,537,550
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	6,265,000	6,202,350
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	4,016,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,295,000	3,427,031

		$25,360,881
Broadcasting - 2.7%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$4,255,000	$4,627,313
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	1,675,000	1,708,500
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,665,000	4,834,106
E. W. Scripps Co., 5.125%, 5/15/2025 (z)	3,355,000	3,443,069
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	3,220,000	3,582,250
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,215,000	1,302,966
Match Group, Inc., 6.375%, 6/01/2024	4,115,000	4,480,206
Netflix, Inc., 5.375%, 2/01/2021	3,335,000	3,568,450
Netflix, Inc., 5.875%, 2/15/2025	2,350,000	2,549,750
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,315,000	2,280,275
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	4,705,000	4,763,813

		$37,140,698
Building - 4.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$4,665,000	$4,968,225
Allegion PLC, 5.875%, 9/15/2023	2,530,000	2,700,775
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	4,935,000	5,147,822
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	5,200,000	5,603,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,675,000	4,836,288
HD Supply, Inc., 5.75%, 4/15/2024 (n)	5,195,000	5,519,688
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)	3,870,000	4,102,200
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,475,000	5,584,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,840,000	4,003,200
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,745,000	5,065,288
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	7,150,000	7,489,625

		$55,020,611
Business Services - 2.0%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$5,455,000	$5,645,925
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	1,500,000	1,509,375
Equinix, Inc., 4.875%, 4/01/2020	3,450,000	3,536,250
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,929,938
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,712,456
Equinix, Inc., 5.75%, 1/01/2025	1,020,000	1,091,400
First Data Corp., 5%, 1/15/2024 (z)	4,110,000	4,203,503
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	1,580,000	1,653,075
Iron Mountain, Inc., REIT, 6%, 8/15/2023	4,760,000	5,057,405

		$27,339,327

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 6.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$8,055,000	$8,528,231
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	3,765,000	3,892,069
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	9,870,000	10,301,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	8,130,000	8,556,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,381,313
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,075,000	3,266,204
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	2,474,000	2,549,779
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	5,795,000	5,990,581
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,756,875
DISH DBS Corp., 5.875%, 11/15/2024	3,560,000	3,738,000
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,095,000	2,013,819
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,800,000	1,536,750
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,349,125
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,340,417
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,230,000	2,338,713
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,538,663
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,905,000	6,318,350
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,570,000	2,637,463
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	3,580,000	3,727,675
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,160,126
Videotron Ltd., 5.375%, 6/15/2024 (n)	870,000	916,763
Videotron Ltd., 5.125%, 4/15/2027 (z)	4,615,000	4,705,916
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,254,600
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,860,000	3,908,250
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	3,940,000	4,043,425

		$93,751,745
Chemicals - 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,830,000	$5,002,045
Chemours Co., 6.625%, 5/15/2023	3,855,000	4,124,850
Chemours Co., 7%, 5/15/2025	1,590,000	1,747,013
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	4,200,000	4,284,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,345,000	3,813,300
Tronox Finance LLC, 6.375%, 8/15/2020	1,955,000	1,986,769
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	4,060,000	4,242,700
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,540,000	5,948,575

		$31,149,252
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,245,000	$4,662,407
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	4,070,000	4,314,200
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	4,745,000	4,905,144
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,056,090

		$18,937,841
Computer Software - Systems - 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,195,000	$2,337,675
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,604,125
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,115,000	5,345,175
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,315,000	6,567,600
Western Digital Corp., 10.5%, 4/01/2024	4,510,000	5,310,525

		$21,165,100

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)	$7,855,000	$8,051,375
EnerSys, 5%, 4/30/2023 (n)	7,975,000	8,124,531
Enpro Industries, Inc., 5.875%, 9/15/2022	6,185,000	6,494,250
Enpro Industries, Inc., 5.875%, 9/15/2022 (z)	710,000	745,500
Entegris, Inc., 6%, 4/01/2022 (n)	5,479,000	5,711,858
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	5,965,000	6,039,563

		$35,167,077
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$554,866
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	452,288

		$1,007,154
Consumer Products - 1.1%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,535,000	$5,880,938
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,800,000	3,914,000
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,134,949
Spectrum Brands, Inc., 5.75%, 7/15/2025	3,670,000	3,933,910

		$14,863,797
Consumer Services - 3.2%
ADT Corp., 6.25%, 10/15/2021	$7,580,000	$8,314,729
ADT Corp., 4.125%, 6/15/2023	1,360,000	1,326,000
Garda World Security Corp., 7.25%, 11/15/2021 (n)	2,385,000	2,411,593
Garda World Security Corp., 7.25%, 11/15/2021 (n)	4,540,000	4,592,210
Interval Acquisition Corp., 5.625%, 4/15/2023	8,335,000	8,585,050
Mobile Mini, Inc., 5.875%, 7/01/2024	4,955,000	5,133,380
Monitronics International, Inc., 9.125%, 4/01/2020	4,105,000	3,981,850
Service Corp. International, 5.375%, 5/15/2024	2,735,000	2,888,844
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,075,000	6,272,438

		$43,506,094
Containers - 4.0%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$5,535,000	$5,784,075
Berry Plastics Group, Inc., 6%, 10/15/2022	3,685,000	3,915,313
Crown American LLC, 4.5%, 1/15/2023	4,163,000	4,298,298
Crown American LLC, 4.25%, 9/30/2026 (n)	2,515,000	2,464,700
Multi-Color Corp., 6.125%, 12/01/2022 (n)	6,867,000	7,158,848
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	6,122,000	6,290,355
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,626,500
Reynolds Group, 5.125%, 7/15/2023 (n)	3,445,000	3,591,413
Reynolds Group, 7%, 7/15/2024 (n)	3,810,000	4,100,513
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,149,950
Sealed Air Corp., 5.125%, 12/01/2024 (n)	2,085,000	2,184,038
Signode Industrial Group, 6.375%, 5/01/2022 (n)	4,790,000	4,934,227
Silgan Holdings, Inc., 5.5%, 2/01/2022	565,000	584,775
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	1,880,000	1,896,450

		$54,979,455
Electrical Equipment - 0.4%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (z)	$1,105,000	$1,157,488
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,355,000	4,393,106

		$5,550,594

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,376,100
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,540,000	4,636,475

		$8,012,575
Energy - Independent - 5.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$5,185,000	$5,444,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	6,245,000	6,291,838
Concho Resources, Inc., 5.5%, 4/01/2023	4,330,000	4,489,669
Consol Energy, Inc., 5.875%, 4/15/2022	2,470,000	2,408,250
Consol Energy, Inc., 8%, 4/01/2023	5,175,000	5,391,703
Continental Resources, Inc., 4.5%, 4/15/2023	7,785,000	7,668,225
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	5,855,000	6,059,925
Gulfport Energy Corp., 6%, 10/15/2024 (n)	4,370,000	4,304,450
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	1,665,000	1,658,756
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	5,955,000	6,103,875
Rice Energy, Inc., 7.25%, 5/01/2023	5,590,000	6,037,200
Sanchez Energy Corp., 6.125%, 1/15/2023	5,080,000	4,673,549
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,825,000	2,952,125
Seven Generations Energy, 6.75%, 5/01/2023 (z)	3,425,000	3,630,500
SM Energy Co., 6.75%, 9/15/2026	6,060,000	6,105,450
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,085,000	5,085,000

		$78,304,765
Entertainment - 1.8%
Cedar Fair LP, 5.25%, 3/15/2021	$5,025,000	$5,162,685
Cedar Fair LP, 5.375%, 6/01/2024	2,490,000	2,577,150
Cedar Fair LP, 5.375%, 4/15/2027 (z)	3,065,000	3,168,137
Cinemark USA, Inc., 5.125%, 12/15/2022	3,135,000	3,229,050
Cinemark USA, Inc., 4.875%, 6/01/2023	3,075,000	3,121,125
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	7,575,000	7,641,281

		$24,899,428
Financial Institutions - 3.6%
Aircastle Ltd., 4.625%, 12/15/2018	$2,680,000	$2,777,150
Aircastle Ltd., 5.125%, 3/15/2021	2,295,000	2,447,044
Aircastle Ltd., 5.5%, 2/15/2022	4,945,000	5,354,941
CIT Group, Inc., 5.25%, 3/15/2018	2,360,000	2,435,048
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,344,000	1,419,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	3,110,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,345,000	6,598,800
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,800,000	1,827,000
Navient Corp., 8%, 3/25/2020	6,180,000	6,782,550
Navient Corp., 7.25%, 1/25/2022	5,855,000	6,235,575
Navient Corp., 7.25%, 9/25/2023	2,350,000	2,455,750
Navient Corp., 6.125%, 3/25/2024	2,196,000	2,174,040
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,235,000	5,536,013

		$49,154,311
Food & Beverages - 2.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$4,655,000	$4,748,100
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,285,000	4,359,988
JBS Investments GmbH, 7.25%, 4/03/2024	2,870,000	3,002,738
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	5,920,000	6,171,600
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,680,000	2,767,100
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,195,000	1,232,344

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	$5,010,000	$5,341,913
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,745,000	6,003,525

		$33,627,308
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$3,040,000	$1,763,200

Gaming & Lodging - 2.7%
CCM Merger, Inc., 6%, 3/15/2022 (z)	$3,785,000	$3,908,013
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,675,000	5,049,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	791,250
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	5,100,000	5,326,338
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	4,590,000	4,716,225
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,110,000	1,143,300
MGM Resorts International, 6.625%, 12/15/2021	4,270,000	4,793,075
MGM Resorts International, 6%, 3/15/2023	3,185,000	3,479,613
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	5,675,000	5,781,406
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,190,000	2,233,800

		$37,222,020
Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,790,000	$2,932,988
Centene Corp., 6.125%, 2/15/2024	3,770,000	4,062,175

		$6,995,163
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,715,000	$5,038,638
CNH Industrial Capital LLC, 4.375%, 11/06/2020	6,635,000	6,867,225
CNH Industrial N.V., 4.5%, 8/15/2023	3,550,000	3,633,390
H&E Equipment Services Co., 7%, 9/01/2022	5,800,000	6,064,480

		$21,603,733
Major Banks - 1.5%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$4,750,000	$5,088,438
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	4,315,000	4,568,506
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	1,270,000	1,315,244
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049	2,600,000	2,806,700
UBS AG, 6.875%, 12/29/2049	6,290,000	6,635,384

		$20,414,272
Medical & Health Technology & Services - 6.9%
AmSurg Corp., 5.625%, 7/15/2022	$4,420,000	$4,559,893
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	4,775,000	3,951,313
DaVita, Inc., 5.125%, 7/15/2024	490,000	503,784
DaVita, Inc., 5%, 5/01/2025	5,115,000	5,153,363
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	1,730,000	1,820,825
HCA, Inc., 4.25%, 10/15/2019	4,370,000	4,528,413
HCA, Inc., 7.5%, 2/15/2022	5,235,000	6,022,344
HCA, Inc., 5.875%, 3/15/2022	5,470,000	6,064,863
HCA, Inc., 5%, 3/15/2024	3,945,000	4,186,631
HCA, Inc., 5.375%, 2/01/2025	5,735,000	5,971,569
HCA, Inc., 5.875%, 2/15/2026	2,780,000	2,953,750
HealthSouth Corp., 5.125%, 3/15/2023	4,935,000	4,953,506
HealthSouth Corp., 5.75%, 11/01/2024	4,015,000	4,090,281
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	5,285,000	5,337,850

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	$6,205,000	$6,344,613
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,270,000	4,355,400
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,500,000	3,993,750
Tenet Healthcare Corp., 8%, 8/01/2020	8,615,000	8,790,143
Tenet Healthcare Corp., 8.125%, 4/01/2022	5,275,000	5,354,125
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,002,000	956,910
Universal Health Services, Inc., 7.625%, 8/15/2020	4,415,000	4,475,706

		$94,369,032
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$4,690,000	$4,942,088
Teleflex, Inc., 5.25%, 6/15/2024	3,840,000	3,955,200
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,562,875

		$11,460,163
Metals & Mining - 4.2%
Commercial Metals Co., 4.875%, 5/15/2023	$3,743,000	$3,761,715
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	1,580,000	1,635,300
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	3,530,000	3,593,981
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	5,245,000	4,864,738
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)	845,000	868,238
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	7,372,000	7,759,030
GrafTech International Co., 6.375%, 11/15/2020	4,535,000	3,934,113
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,870,000	5,137,850
Kinross Gold Corp., 5.125%, 9/01/2021	2,535,000	2,649,075
Kinross Gold Corp., 5.95%, 3/15/2024	2,580,000	2,766,276
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,665,000	1,764,900
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,545,000	2,796,319
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,781,063
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	745,200
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,635,000	4,895,719
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	3,415,000	3,500,375
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	464,920
TMS International Corp., 7.625%, 10/15/2021 (n)	3,925,000	3,954,438

		$56,873,250
Midstream - 5.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,250,000	$6,406,250
Energy Transfer Equity LP, 7.5%, 10/15/2020	6,855,000	7,724,728
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	4,695,000	4,518,938
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	5,252,000	6,688,217
ONEOK, Inc., 7.5%, 9/01/2023	2,965,000	3,507,349
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,580,000	6,067,742
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	6,640,000	7,312,572
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,545,000	2,813,238
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,104,000	3,393,361
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,598,103
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	2,800,000	2,884,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	7,390,000	7,722,550
Williams Cos., Inc., 4.55%, 6/24/2024	6,510,000	6,664,613

		$68,301,661
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/2021	$2,660,000	$2,872,800
Centurylink, Inc., 7.65%, 3/15/2042	2,750,000	2,557,500

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 6.25%, 9/15/2021	$2,895,000	$2,685,113
Frontier Communications Corp., 9%, 8/15/2031	1,475,000	1,261,125
Telecom Italia Capital, 6%, 9/30/2034	1,535,000	1,569,538
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	6,400,000	6,624,000
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	2,320,000	2,508,500
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,595,000	4,876,444

		$24,955,020
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,514,000	$2,074,050
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	4,405,000	3,568,050
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	4,180,000	4,211,350
Weatherford International Ltd., 8.25%, 6/15/2023	4,170,000	4,519,238

		$14,372,688
Oils - 0.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,425,000	$3,673,313
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,030,000	5,130,600

		$8,803,913
Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,708,000	$4,468,140

Pharmaceuticals - 1.1%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$3,815,000	$3,757,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	4,735,000	4,652,138
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	3,555,000	3,235,050
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	4,490,000	3,939,975

		$15,584,938
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,725,000	$5,882,438

Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$7,085,000	$7,288,694
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	3,840,000	4,032,000
TEGNA, Inc., 5.125%, 7/15/2020	1,415,000	1,457,450
TEGNA, Inc., 4.875%, 9/15/2021 (n)	1,550,000	1,600,375
TEGNA, Inc., 6.375%, 10/15/2023	3,160,000	3,357,500

		$17,736,019
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$4,630,000	$4,786,263
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	4,595,000	4,709,875

		$9,496,138
Real Estate - Other - 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	$4,275,000	$4,392,563
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	6,295,000	6,562,538
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,335,000	5,615,674
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	4,140,000	4,315,950

		$20,886,725
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$2,835,000	$2,905,875

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.2%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,155,000	$6,530,455
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	5,370,000	5,343,150
Rite Aid Corp., 6.125%, 4/01/2023 (n)	169,000	167,310
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	3,860,000	3,985,450

		$16,026,365
Specialty Chemicals - 1.7%
A Schulman, Inc., 6.875%, 6/01/2023	$5,380,000	$5,675,900
Chemtura Corp., 5.75%, 7/15/2021	5,685,000	5,878,290
Koppers, Inc., 6%, 2/15/2025 (n)	4,320,000	4,525,200
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,840,000	7,130,700

		$23,210,090
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,425,000	$4,957,094
Group 1 Automotive, Inc., 5%, 6/01/2022	6,735,000	6,819,188
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	3,905,000	4,007,506

		$15,783,788
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$6,640,000	$6,789,400

Telecommunications - Wireless - 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,570,000	$3,793,589
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,145,000	4,424,788
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,231,000	1,871,809
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	6,233,000	5,921,350
SFR Group S.A., 7.375%, 5/01/2026 (n)	5,740,000	6,034,175
Sprint Capital Corp., 6.875%, 11/15/2028	3,690,000	3,994,425
Sprint Corp., 7.875%, 9/15/2023	2,440,000	2,738,900
Sprint Corp., 7.125%, 6/15/2024	8,300,000	9,052,229
Sprint Nextel Corp., 9%, 11/15/2018 (n)	1,980,000	2,165,625
Sprint Nextel Corp., 6%, 11/15/2022	1,730,000	1,802,444
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	501,719
T-Mobile USA, Inc., 6.5%, 1/15/2024	3,035,000	3,289,181
T-Mobile USA, Inc., 5.125%, 4/15/2025	3,595,000	3,788,231
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,600,000	3,991,500
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,060,000	3,274,200

		$56,644,165
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,974,746
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,500,000	5,733,750

		$7,708,496
Transportation - Services - 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,710,000	$2,330,600
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,096,125
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,404,675

		$5,831,400
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/2024	$3,075,000	$2,967,375
Calpine Corp., 5.75%, 1/15/2025	4,305,000	4,165,088
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,247,819
Covanta Holding Corp., 5.875%, 3/01/2024	3,840,000	3,859,200

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 5.875%, 7/01/2025	$3,035,000	$3,035,000
NRG Energy, Inc., 6.625%, 3/15/2023	5,245,000	5,323,675
NRG Energy, Inc., 7.25%, 5/15/2026	4,375,000	4,473,438

		$26,071,595
Total Bonds		$1,272,726,640

Floating Rate Loans (g)(r) - 2.6%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 3.99%, 2/28/2020	$3,622,539	$3,627,973

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.78%, 10/31/2023	$5,014,702	$5,045,001
HD Supply, Inc., Term Loan B, 3.77%, 8/13/2021	1,459,232	1,467,897

		$6,512,898
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022	$1,871,901	$1,881,260

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.28%, 8/17/2023	$2,274,016	$2,287,408
Sabre GLBL, Inc., Term Loan B, 3.8%, 2/22/2024	1,786,722	1,802,356

		$4,089,764
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.38%, 4/30/2021	$2,647,503	$2,660,741

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.15%, 6/23/2022	$1,685,774	$1,694,906

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.4%, 4/13/2024	$1,045,272	$1,051,805
Six Flags Theme Parks, Inc., Term Loan B, 3.4%, 6/30/2022	1,791,200	1,806,314

		$2,858,119
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	$2,127,482	$2,143,106

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.9%, 6/24/2021 (o)	$3,373,333	$3,407,670

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.4%, 3/16/2024 (o)	$1,867,035	$1,878,315

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.35%, 5/03/2020	$4,892,735	$4,898,851
Total Floating Rate Loans		$35,653,603

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (a)	3,300	$2,935,086

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.78% (v)	13,114,992	$13,114,992
Total Investments		$1,324,430,321

Other Assets, Less Liabilities - 2.6%		34,682,250
Net Assets - 100.0%		$1,359,112,571

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $572,114,988, representing 42.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CCM Merger, Inc., 6%, 3/15/2022	3/08/17-3/30/17	$3,807,487	$3,908,013
Cedar Fair LP, 5.375%, 4/15/2027	4/10/2017-4/10/17	3,082,310	3,168,137
CommScope Holding Company, Inc., 5.5%, 6/15/2024	4/20/17	1,149,757	1,157,488
E. W. Scripps Co., 5.125%, 5/15/2025	4/20/17-4/21/17	3,380,010	3,443,069
Enpro Industries, Inc., 5.875%, 9/15/2022	3/21/17	716,985	745,500
First Data Corp., 5%, 1/15/2024	4/21/17-4/27/17	4,205,008	4,203,503
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-4/10/17	4,012,530	4,102,200
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	3,633,988	3,630,500
Videotron Ltd., 5.125%, 4/15/2027	3/31/17-4/10/17	4,666,098	4,705,916
Total Restricted Securities			$29,064,326
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	2,033,642	6/09/17	$2,159,972	$2,219,653	$(59,681)

10

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	233	$29,292,469	June - 2017	$(288,455)

At April 30, 2017, the fund had cash collateral of $337,850 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

4/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	1,091,647,108	—	1,091,647,108
Foreign Bonds	—	181,079,532	—	181,079,532
Floating Rate Loans	—	35,653,603	—	35,653,603
Mutual Funds	13,114,992	—	—	13,114,992
Total Investments	$13,114,992	$1,308,380,243	$2,935,086	$1,324,430,321

Other Financial Instruments
Futures Contracts – Liabilities	$(288,455)	$—	$—	$(288,455)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(59,681)	—	(59,681)

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/17	$—
Received as part of corporate action	2,935,086
Balance as of 4/30/17	$2,935,086

At April 30, 2017, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,290,038,249
Gross unrealized appreciation	45,876,933
Gross unrealized depreciation	(11,484,861)
Net unrealized appreciation (depreciation)	$34,392,072

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,194,325	126,306,457	(139,385,790)	13,114,992

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,005)	$—	$74,304	$13,114,992

13

QUARTERLY REPORT

April 30, 2017

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.7%
Alabama - 1.1%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,629,999	$1,725,459
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,804,298
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,182,489
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,762,069
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,466,682
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,970,870
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,565,426
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,595,000	1,582,176
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,516,008
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	570,286
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	656,055
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	655,241
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,172,186
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	1,165,000	1,179,644
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,210,000	1,250,172
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,360,000	1,451,827
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	1,995,000	2,140,874
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,779,001
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,445,588
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,817,270

		$41,693,621
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$954,573
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,377,099
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,315,000	3,828,460
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 6/01/2046	4,745,000	4,513,254

		$10,673,386
Arizona - 1.9%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	$3,150,000	$3,349,679
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,975,265
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.),“A”, 5%, 6/01/2035	4,700,000	5,116,890
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,035,000	2,063,490
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	709,800
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,015,000	3,032,879
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,735,000	1,744,126
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,310,818
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,763,944
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	869,548
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	699,455
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,174,812
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,304,444
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,210,439
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,451,951
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,155,000	3,568,778
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,575,118
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	3,946,923
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	865,824
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,716,423
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,269,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	$4,785,000	$4,547,712
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5%, 2/01/2018	1,500,000	1,512,720
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,185,660
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,385,851
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	1,675,000	1,769,001
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,344,934

		$71,466,012
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$392,901
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	588,460
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	1,717,482
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	4,948,011

		$7,646,854
California - 8.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,381,560
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,070,585
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	935,000	1,040,393
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,284,554
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,244,996
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,361,721
California Educational Facilities Authority Rev., 5%, 2/01/2026	1,000,000	1,001,500
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,448,064
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,000,000	1,001,500
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	17,943,157
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,988,827
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	3,525,000	3,910,247
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	2,560,000	2,563,123
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	8,080,000	8,098,503
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	9,425,000	9,647,901
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,590,918
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,548,760
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,086,591
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,335,687
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	1,915,000	2,048,112
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	3,500,000	3,579,765
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,525,314
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	510,967
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,522,659
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,393,246
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	230,200
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,621,629
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	1,038,465
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,814,230
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,330,104
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	2,985,918
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	234,630
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	468,278
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	462,640
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,758,492
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	709,425
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	914,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	$1,325,000	$1,305,364
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	768,106
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	792,832
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	466,307
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,192,884
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	425,000	444,180
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	604,682
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	577,199
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	659,395
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	450,000	465,381
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	448,976
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	505
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	772,479
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	965,705
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,248,934
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	577,697
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	1,385,000	1,422,270
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,759,472
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,478,833
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,838,450
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	511,276
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,510,000	1,693,208
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	555,000	590,631
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	817,822
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,381,605
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,698,996
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,184,380
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,571,140
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	12,029,899
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	11,828,808
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,134,660
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,705,448
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,540,000	1,541,971
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,040,000	1,042,392
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	2,650,000	2,651,166
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,550,808
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	617,355
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,125,000	2,240,218
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,057,770
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,055,700
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,300,240
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,271,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	$1,990,000	$2,153,100
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,546,318
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,440,000	2,456,299
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,111,477
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,059,577
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,602,368
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,710,101
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	2,735,000	3,042,223
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,227,838
Hartnell, CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,351,724
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,707,343
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,912,029
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2038	1,350,000	1,535,477
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,911,839
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,070,910
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,599,780
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,668,361
Jurupa, CA, Unified School District (Riverside County, California) General Obligation, 2014 Election, “B”, 5%, 8/01/2034	580,000	681,193
Jurupa, CA, Unified School District (Riverside County, California) General Obligation, 2014 Election, “B”, 5%, 8/01/2036	505,000	588,254
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	475,716
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	2,647,329
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	489,083
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	370,663
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	619,136
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	9,894,700
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,117,130
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,111,140
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,834,615
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	566,344
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,808,845
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	405,802
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,189,649
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	2,889,639
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,612,524
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,534,305
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,704,237
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,848,572
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,360,000	1,552,304
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,654,178
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,022,923
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,065,972
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	736,517
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	955,000	975,552
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	955,000	986,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	$6,000,000	$6,984,720
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,063,812
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	246,456
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,259,845
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,011,157
State of California, 5%, 5/01/2044	3,710,000	4,170,856
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	671,712
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	704,690
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,462,367
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	851,976

		$312,439,723
Colorado - 2.6%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$1,965,500
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,274,825
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	337,672
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	597,066
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	419,466
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	456,111
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,116,741
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	514,946
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	383,712
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	376,758
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	879,761
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	767,004
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	957,910
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,018,020
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,654,697
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,370,169
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	2,250,000	2,224,868
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,747,786
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	117,210
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,523,537
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,830,812
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	872,132
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	812,434
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,344,638
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,336,324
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	567,475
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,394,355
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	14,295,000	14,439,237
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	4,705,000	4,759,907
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,179,600
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	741,859
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,972,206
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,829,092
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	843,066
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,488,331
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	210,000	214,175
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	4,772,822
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,594,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	$2,396,000	$359,424
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	417,069
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	851,686

		$99,325,023
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$1,525,000	$1,496,376
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	1,730,000	1,770,793
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	5,770,000	5,858,743
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,596,100
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,010,000	2,076,089
Hartford County, CT, “C”, AGM, 5%, 11/01/2030	3,300,000	3,769,128
Hartford County, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,207,550
Hartford County, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,815,704
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,325,000	7,647,373
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	4,210,000	4,240,017

		$39,477,873
Delaware - 0.2%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$920,000	$930,681
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,635,278
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	928,899
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,057,295
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,238,278
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2036	285,000	296,414
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,446,171
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2046	300,000	308,553

		$7,841,569
District of Columbia - 0.6%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$2,958,686
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	777,771
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	420,000	488,720
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,095,000	1,259,546
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,155,000	1,142,757
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,165,000	1,132,333
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	765,000	743,626
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,418,832
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	4,630,600
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	7,831,366
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	899,381

		$23,283,618
Florida - 7.2%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,263,343
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,177,068
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,109,909
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,484,088
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,362,820
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,179,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	$255,000	$254,985
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	1,185,000	1,184,893
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	295,000	322,692
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	315,000	347,974
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	35,000	38,285
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/2030	1,560,000	1,186,364
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	723,230
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	333,267
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,415,203
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	5,039,638
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,770,146
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,390,000	2,394,637
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/2035	1,465,000	1,465,791
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/2045	2,725,000	2,719,032
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	855,653
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,603,066
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	297,897
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	297,426
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	5,664,657
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	808,510
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	1,740,000	1,731,961
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	559,426
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	434,990
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	520,000	594,391
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	685,000	793,189
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	671,773
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	784,965
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,793,946
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,387,625
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,101,420
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,338,073
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,810,322
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,173,757
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,011,977
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,662,087
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,079,792
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,629,281
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,690,017
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,331,416
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,029,650
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,504,640
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,843,904
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,530,000	1,595,805
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,546,850
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	1,640,000	1,640,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	$4,700,000	$4,982,564
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	800,000	806,488
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,380,000	1,388,639
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,520,000	2,520,151
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,860,991
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,815,248
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,765,000	1,754,887
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,830,000	4,564,205
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,542,330
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	705,000	746,348
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	855,000	855,316
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,565,616
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	8,628,660
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,016,995
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	380,987
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,163,360
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	373,359
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,410,493
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	330,000	294,175
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,282,773
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	775,949
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,106,252
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	555,000	578,943
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,032,550
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	865,557
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,140,000	3,932,834
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,093,630
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,399,866
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	352,836
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	393,620
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	705,000	700,608
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	382,703
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	482,375
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,290,595
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,405,752
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	795,385
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,343,806
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	877,700
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	507,175
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,323,995
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	438,885
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,710,000	665,549
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	230,000	229,986
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,929,412
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,246,156
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	395,000	395,652
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	3,900,000	4,327,089
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	4,150,000	4,206,897
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	2,505,000	2,536,713
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	1,840,000	1,860,185
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,242,999

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	$1,715,000	$1,842,150
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,463,086
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,389,744
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,863,069
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	525,000	367,416
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	175,626
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	160,250
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	341,706
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,002,255
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,324,692
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,864,327
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,700,025
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,053,230
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,259,685
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,175,000	4,114,170
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	370,000	370,818
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,034,722
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,124,979
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,680,336
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	434,239
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	150,000	149,580
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,010,070
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	470,000	473,187
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	893,388
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,655,100

		$273,465,508
Georgia - 1.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,154,308
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,152,199
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,245,237
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,792,466
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	635,709
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,105,780
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,170,752
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	7,779,522
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,130,000	1,184,421
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,698,512
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	4,610,000	4,609,677
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,307,136
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	145,824
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,031,493
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	2,330,000	2,391,256
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	4,360,000	4,462,068
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,013,104
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,844,573

		$47,724,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.5%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$12,685,873
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,013,184
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,223,575
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,278,504
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	378,927
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,711,417

		$20,291,480
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$945,000	$1,107,219
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,421,741
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,049,537
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,122,300
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,098,572
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	11,443,116

		$18,242,485
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$886,448

Illinois - 8.4%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,202,485
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,634,161
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	4,115,000	4,126,687
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	945,000	947,703
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,888,266
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,679,807
Chicago, IL, “A”, 5.25%, 1/01/2028	595,000	596,946
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,828,051
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,163
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	790,597
Chicago, IL, “A”, AGM, 5%, 1/01/2023	20,000	20,150
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	508,601
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,081
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,499
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,236
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	295,805
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	15,834,652
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	816,972
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,605,000	2,611,721
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	4,947,338
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,081,103
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,503,240
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,749,092
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	653,139
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	321,168
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	6,030,816
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,633,912
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,477,770
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	800,547
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	686,671
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	2,892,399
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,438,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	$5,655,000	$5,777,261
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	4,575,000	4,609,862
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	2,550,000	2,551,760
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,641,912
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,810,989
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	1,105,000	1,026,114
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,985,000	5,930,591
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,488,472
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,208,669
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	5,605,000	5,786,602
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	6,926,862
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,637,009
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,131,077
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,600,000	3,763,548
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	450,000	463,869
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	761,191
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	377,213
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,507,680
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,672,311
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	5,645,000	6,334,424
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	584,507
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	435,000	466,751
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	650,000	692,998
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	913,000	899,898
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,190,800
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	730,289
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,867,734
Illinois Finance Authority Rev., 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	90,000	99,228
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	40,189
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,682,062
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,901,314
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	776,066
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,715,316
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,190,980
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,180,840
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,744,792
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2027	1,580,000	1,583,065
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	8,015,000	8,026,862
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,748,514
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,415,183
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	3,890,000	3,890,467
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	4,024,664
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	716,026
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,618,106
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,219,713
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/2038	1,730,000	1,733,996
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,384,037
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,864,692
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	740,000	817,352
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	602,256
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 2.038%, 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,071,969
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	4,397,836
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,774,783
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	15,240,000	13,382,854
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	5,780,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	$75,000	$82,561
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,704,356
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,491,706
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,706,711
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,428,072
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,694,025
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,881,067
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,062,650
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,326,360
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	636,294
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,121,383
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	16,352,856
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	1,600,000	1,638,656
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	4,355,000	4,490,658
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,309,625
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,778,000	2,785,223
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,555,749
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,207,831
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,125,306
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,301,500

		$320,321,022
Indiana - 1.6%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,260,970
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	3,205,000	3,373,519
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	3,005,000	3,134,666
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,795,263
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,234,221
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	495,388
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,198,151
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,224,408
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,680,470
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,461,370
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,268,315
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,472,671
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,197,301
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,564,720
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,445,000	1,592,332
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,170,103
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,990,296

		$60,114,164
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043 (Prerefunded 6/01/2018)	$3,000,000	$3,164,970
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	897,560
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,650,126
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	793,493
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	2,235,000	2,313,605
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	415,000	431,778
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,015,000	1,089,684
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,020,000	1,095,337
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	115,000	122,790
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,060,000	2,198,453
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,294,828
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	9,540,000	9,539,809

		$27,592,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.8%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/2030	$2,600,000	$2,623,062
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	3,600,000	3,785,616
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,571,055
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,499,795
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	651,998
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,185,995
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,741,118
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,326,139
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,021,880
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	625,617
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.25%, 12/01/2036	415,000	420,283
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.375%, 12/01/2046	1,520,000	1,541,538
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,410,485
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	505,630
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,921,847

		$28,832,058
Kentucky - 1.4%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,143,653
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,824,431
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,291,451
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,977,324
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,786,108
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,430,101
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,486,838
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,608,001
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,685,260
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,843,813
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	852,800
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	3,460,000	3,822,573
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	6,255,000	6,949,931
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	1,955,000	2,177,577
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,764,983
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,966,134
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,640,368

		$52,251,346
Louisiana - 1.7%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,749,225
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,416,384
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,113,480
Louisiana Local Government, Environmental Facilities & Community Development Authority Refunding Bonds Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	907,326
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,222,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	$1,145,000	$1,170,270
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,567,828
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	5,000,000	5,109,600
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,377,683
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,556,040
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,507,805
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,852,470
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,836,461
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0%, 10/01/2046	4,725,000	3,515,353
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	2,675,000	2,892,371
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	1,150,000	1,240,264
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,185,382
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	655,000	720,304
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	963,454
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,609,569
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,202,299
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	3,000,000	3,434,670
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2034	930,000	1,047,413

		$66,198,531
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	$6,170,000	$6,334,924

Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,363,600
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,855,382
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	2,600,000	2,672,904
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	2,857,102
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,190,210
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,143,327
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	952,428
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,586,738
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,773,189
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,505,207
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	934,261
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,129,490
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,675,244

		$31,639,082
Massachusetts - 2.9%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$2,917,050
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,330,290
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	748,787
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	760,090
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	570,180
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,409,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	$1,450,000	$1,615,866
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,346,921
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	921,581
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,936,127
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	3,235,000	3,550,768
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	1,906,639
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	840,000	848,400
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	900,119
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	225,443
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	539,994
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	58,153	54,916
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	1,443
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	1,350,000	1,414,881
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,184,499
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	65,000	66,923
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	184,511
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	496,500
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,628,340
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	928,328
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	445,000	492,464
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	357,929
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	534,206
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,828,073
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,228,853
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,062,490
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,077,859
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,591,489
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,823,233
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	748,198
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,030,000	2,110,794
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,375,000	1,418,574
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,360,000	1,422,247
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	271,583
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,520,000	1,583,019
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,585,000	1,655,612
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,650,000	2,416,191
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	18,000,000	17,079,840
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,328,649
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030	2,230,000	2,448,718
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	63,143
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,190,000	1,263,851
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	367,305
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,785,668

		$108,447,609
Michigan - 2.4%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	$3,270,000	$3,514,661
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,596,933
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	9,635,000	10,393,178
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,469,635
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	401,621
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,232,552
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	569,534
Genesee County, MI, Water Supply System Rev., “B”, BAM, 5%, 2/01/2046	915,000	1,008,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Great Lakes Water Authority, Michigan Sewage Disposal System Rev., “B”, AGM, 5%, 7/01/2034	$5,180,000	$5,858,839
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,308
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,050,397
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	658,952
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	832,312
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,226,064
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,648,620
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	957,154
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,253,671
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,469,267
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,522,535
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	963,526
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,430,766
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,511,944
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,908,359
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	6,550,000	6,958,065
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,441,481
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	783,810
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,173,722
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	7,614,498
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	1,844,267
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	1,816,487
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,404,006
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	821,790
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	624,858
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,342,387
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,374,050

		$90,428,533
Minnesota - 0.2%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$518,800
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,134,220
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,580,000	1,679,903
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	693,800
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,528,317
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	256,053
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,278,950

		$9,090,043
Mississippi - 0.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	$3,660,000	$2,776,732
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,084,739
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,499,850

		$10,361,321
Missouri - 0.8%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$897,452
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,142,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	$1,590,000	$1,694,034
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	510,700
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,708,163
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,376,130
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,949,238
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,392,629
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	525,601
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	795,000	834,416
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,220,000	1,287,710
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,095,000	1,161,839
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,340,000	1,320,892
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	698,697
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	486,482
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,320,000	1,268,480
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	270,000	269,995
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,168,519
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,038,108
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,582,316
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	4,005,000	4,074,967

		$31,388,957
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$745,000	$760,965
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,825,000	1,909,370

		$2,670,335
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,708,723
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,162,664

		$3,871,387
New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,935,000	$5,505,091
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	790,000	820,289
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	977,898
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,843,281
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,798,235
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	1,975,701
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,944,446
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,944,279

		$21,809,220
New Jersey - 6.8%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$2,500,000	$2,499,975
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	1,100,000	1,242,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	$200,000	$227,762
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	605,000	681,284
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	710,000	793,077
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	483,582
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	746,684
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,766,322
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,397,655
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	170,000	178,308
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,745,340
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,352,146
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	630,000	647,388
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,658,930
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	672,211
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,366,148
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,438,740
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,739,700
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	114,120
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	676,992
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	782,705
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,063,002
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,602,714
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	367,195
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	356,925
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,062,857
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,166,127
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	578,702
New Jersey Economic Development Authority Rev., School Facilities Construction, “N-1”, AMBAC, 5.5%, 9/01/2026	4,490,000	5,066,426
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	6,590,000	6,810,238
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,385,485
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,242,794
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,017,597
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,528,159
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	4,849,754
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,335,000	1,375,544
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038 (Prerefunded 7/01/2018)	8,000,000	8,523,680
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,042,489
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	6,837,113
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,415,000	3,417,151
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	2,075,000	2,147,729
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	17,375,000	17,483,594
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	31,335,000	30,500,236
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	77,205,000	75,467,115
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	400,000	101,368
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2035	4,750,000	1,906,650
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2036	12,405,000	4,696,037
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,743,128

		$257,551,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$13,152,015
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,582,686

		$14,734,701
New York - 5.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,554,897
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2020	155,000	170,387
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2024	210,000	243,312
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2025	155,000	179,760
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,547,147
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,615,255
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,547,253
Build NYC Resource Corp., New York Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	197,324
Build NYC Resource Corp., New York Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,201,963
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	600,000	600,666
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	1,773,841
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	6,501,346
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2047	3,340,000	3,394,242
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,230,000	3,670,540
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	851,772
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,283,296
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,058,399
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	872,808
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,692,821
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,044,167
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,067,800
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,623,495
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,009,181
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	21,470,000	25,982,994
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	12,985,000	13,780,072
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,318,000
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	4,699,646
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,173,501
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,280,000	8,696,401
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,185,000	5,448,657
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	9,970,000	10,685,547
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,279,357
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/2049	10,000,000	11,036,800
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC”, 5%, 6/15/2047	1,330,000	1,492,313
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,120,338
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	547,546
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	554,334
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,643,272
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	2,914,320
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,740,495
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,121,328
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	6,470,000	6,482,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	$825,000	$923,984
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	452,718
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,272,804
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,023,568
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	3,615,000	3,202,601
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,599,937

		$196,894,692
North Carolina - 0.5%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	$3,585,000	$3,888,650
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,523,160
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,260,000	1,296,162
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	355,000	398,488
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	133,933
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,030,000	1,109,135
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,310,000	1,353,413
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	750,000	762,998
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,081,248
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,181,217
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	865,576
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	551,546
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,370,071
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,060,995

		$17,576,592
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$755,000	$801,387
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,530,000	1,626,711

		$2,428,098
Ohio - 7.0%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,773,542
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,342,032
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	24,530,000	23,549,536
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,392,512
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	25,336,500
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,278,825
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	20,734,278
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	79,705,000	79,921,798
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	11,535,000	11,523,696
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	2,076,147
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,539,887
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040	3,615,000	3,989,912
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,086,285
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), 7%, 5/15/2040	1,115,000	1,219,866
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,499,066
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,193,219
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,380,000	9,638,089
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,564,240
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	482,522
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,398,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	$3,230,000	$3,453,904
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,614,849
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,975,000	4,037,368
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,370,000	1,421,320
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,100,000	4,257,645
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	734,919
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,065,353
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,543,910
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,728,926
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,235,072
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	415,000	448,876
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,800,880
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,179,427

		$267,062,668
Oklahoma - 1.0%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,095,091
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027 (Prerefunded 9/01/2017)	1,350,000	1,351,715
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5.25%, 8/01/2057	4,400,000	4,748,788
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5%, 8/01/2052	3,825,000	4,080,969
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,424,583
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	4,105,640
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	710,932
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,309,887
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,114,694
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,537,623
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,037,963

		$39,517,885
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$702,481
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	215,000	239,153
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,191,982
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	855,807
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2036	650,000	678,275
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2048	2,805,000	2,898,603
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,390,000	2,761,860
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,771,293
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,294,641
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2047	465,000	514,820

		$15,908,915
Pennsylvania - 5.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	$1,305,000	$1,382,804
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	2,025,000	2,173,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	$1,110,000	$1,159,928
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,778,240
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2027	620,000	620,533
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	800,000	800,344
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	500,000	500,880
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,719,776
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	828,048
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	809,116
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,876,142
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	346,398
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,857,902
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,079,474
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,460,519
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	976,677
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,503,746
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,861,441
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	969,827
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	883,623
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,916,401
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	761,252
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	96,920
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,420,921
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	546,210
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	268,193
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,764,454
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	338,696
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	186,797
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	353,750
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	442,130
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,063,061
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	2,600,000	2,599,818
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,125,000	3,059,563
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	668,346
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	231,372
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,474,466
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,492,243
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,024,262
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,075,660
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,223,861
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,143,988
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	1,075,000	1,137,468
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,436,354

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	$590,000	$678,889
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,248,064
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	15,950,000	17,549,466
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,631,955
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,605,522
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	842,986
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,693,104
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	5,500,000	6,053,300
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,109,709
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	2,028,858
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,028,066
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	2,000,000	1,982,160
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	540,754
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,639,440
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,922,186
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.625%, 8/01/2036	885,000	892,859
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.75%, 8/01/2046	4,790,000	4,824,105
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,358,525
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,913,190
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,122,524
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,258,813
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,211,605
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	943,016
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,864,872
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	999,599
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,446,744
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2034	625,000	696,506
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,169,583
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,045,474
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	260,976
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,235,358
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,268,560
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, AGM, 5%, 6/01/2033	19,350,000	21,613,370
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	705,000	705,042
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	428,022
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	390,000	413,872

		$210,542,273
Puerto Rico - 6.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$829,003
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,410,089
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	2,525,000	2,505,835
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	135,000	135,589
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,330,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,229,381
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,203,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$2,800,000	$3,124,968
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,960,000	3,275,270
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,444,133
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,384
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	3,675,000	3,805,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	23,025,000	24,077,933
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,132,814
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	4,645,000	4,949,991
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	3,090,000	3,287,297
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	3,100,000	3,230,603
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	6,205,000	6,899,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	7,560,000	8,365,216
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	410,000	408,048
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	165,000	157,686
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	875,000	804,904
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	1,545,000	1,350,747
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	2,670,000	2,682,950
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	1,045,000	1,128,360
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,492,121
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	954,818
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	796,658
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,415,811
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	11,930,000	12,476,394
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,420,683
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	465,865
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,652,820
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	841,840
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	11,405,000	11,426,784
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	546,675
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,295,591
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	145,000	145,895
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	68,845
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,353,485
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	380,106
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	240,319
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	187,081
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,868,031
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,073
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,157
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	159,053
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	925,967
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	491,793
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,707,472
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	177,989
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	503,443
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	2,645,000	2,788,571
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	4,615,000	4,852,626
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	485,000	507,232
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,341,733
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,807,628
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	321,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	$165,000	$162,137
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	80,000	80,009
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	574,623
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	570,000	570,234
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	647,490
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	194,556
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,567,184
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	955,020
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,239,826
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	900,244
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,478,831
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	359,993
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	176,379
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	715,000	731,037
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	5,200,000	5,555,264
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	11,460,000	12,315,145
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	5,775,000	6,259,003
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	17,780,000	19,323,482
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,170,503
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	334,506
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,516,849
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	505,156
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	691,829
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	6,225,000	6,255,254
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	735,000	735,897
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,180,000	1,219,495
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	5,570,000	3,628,131
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	7,955,000	1,886,210
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	428,678
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	8,283,666
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	14,305,000	2,461,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	12,535,000	1,533,657
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	595,565

		$247,698,186
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$1,998,816
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	3,620,000	3,271,865

		$5,270,681
South Carolina - 0.5%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/2048	$1,380,000	$1,380,938
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,333,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	$940,000	$988,833
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2032	1,499,418	1,467,510
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	1,724,709	1,628,625
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	497,804	63,047
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	472,389	59,828
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	801,402
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,754,040
South Carolina Ports Authority, 5.25%, 7/01/2050	1,485,000	1,618,665
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,850,468

		$19,947,048
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,681,029

Tennessee - 0.8%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$762,615
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,579,678
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,377,439
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,261,500
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	790,000	790,853
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	3,046,530
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,852,201
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	765,190
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	800,000	894,168
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	547,045
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,288,330
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	504,375
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,013,690
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,422,245
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,228,889

		$29,334,748
Texas - 8.1%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$820,000	$784,814
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,437,414
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	515,917
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	962,239
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,035,183
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	830,000	831,527
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	4,640,000	4,645,614
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	47
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,787,883
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	8,918,249
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,660,506
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/2027	3,750,000	3,757,463
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,447,250
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	964,441
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	747,368
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,103,654
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	470,000	472,026
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	4,940,000	5,431,728
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,670,000	1,839,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	$4,430,000	$4,716,887
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,824,699
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,127,916
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,091,726
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,950,433
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,401,233
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	3,734
Harris County, TX, 5.625%, 5/01/2020	618,197	621,232
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,891,997
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	4,535,000	4,856,214
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,637,504
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,601,857
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	207,037
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	502,007
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,076,847
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	14,011,398
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	248,837
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	482,587
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,506,040
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,471,270
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,157,656
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,006,969
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,539,217
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	6,981,018
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,333,432
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	145,000	145,102
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,860,196
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	5,006,048
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,741,493
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	2,988,790
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	330,312
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	952,123
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	795,960
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	512,700
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,788,640
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,359,053
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,445,659
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	1,035,000	1,017,384
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	1,655,000	1,591,051
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	295,000	290,705
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	420,000	394,838
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	835,000	774,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	$960,000	$873,475
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	1,140,000	1,114,418
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	650,000	633,900
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,488,213
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	550,000	588,654
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	810,000	746,869
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	445,000	440,345
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	445,000	461,870
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	665,000	665,492
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	445,000	437,279
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	260,142
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,179,805
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,542,869
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,536,997
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	528,995
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	788,934
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,218,881
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,886,217
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	610,000	624,878
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	408,520
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	333,703
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	328,061
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	805,320
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	330,000	357,908
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	360,000	383,170
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,384,731
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,180,250
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,529,862
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,030,269
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,458,547
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,600,000	3,952,224
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,208,494

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	$1,970,000	$2,225,273
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,919,904
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,877,200
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,470,382
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	3,882,509
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	475,000	505,604
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	583,461
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	8,515,000	9,607,389
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	2,470,000	2,572,777
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	3,310,000	3,407,347
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,785,000	2,785,473
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,833,353
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	865,432
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	3,871,125
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	5,468,873
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	7,180,000	7,444,655
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,060,240
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,364,570
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,116,897
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,058,920
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	12,255,000	13,000,594
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	690,789
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,566,703
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,273,988
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,043,469
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,769,293
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	4,254,876
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	775,000	877,316

		$307,365,305
Utah - 0.7%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2035	$1,150,000	$1,311,345
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2036	1,150,000	1,307,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2037	$1,345,000	$1,523,791
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	3,670,000	3,929,909
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,955,000	4,330,013
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,273,396
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	719,497
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	595,000	565,024
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	751,511
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,824,304
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,405,433
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038 (Prerefunded 2/15/2018)	6,070,000	6,311,404

		$26,252,729
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,160,548
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,762,751
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	3,275,000	3,292,161

		$12,215,460
Virginia - 0.9%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,775,000	$5,156,045
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	46,641
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	965,439
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,418,274
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,833,507
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,032,383
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,746,566
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,585,035
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,592,425
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	539
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	4,599

		$32,381,453
Washington - 1.3%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,284,840
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032 (Prerefunded 12/01/2017)	2,205,000	2,268,857
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,735,535
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,122,465
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	6,033,390
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	5,075,000	5,138,641
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/2037	1,000,000	1,011,070
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,710,886
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,489,963
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	2,675,000	2,678,879
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	2,917,550
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,004,310
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	1,955,940
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,313,617
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,474,369

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	$1,095,000	$1,086,470
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,085,573
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,490,000	3,435,765

		$50,748,120
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,465,054
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	581,399
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,123,449
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,045,410
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,360,589
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,117,590
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,526,832

		$11,220,323
Wisconsin - 2.7%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	$3,015,000	$3,113,651
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2039	1,550,000	1,635,064
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2036	625,000	663,200
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	814,519
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,646,246
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,153,099
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,658,097
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,914,122
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,253,131
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	554,277
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,257,175
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	302,476
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	450,947
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	5,065,000	4,761,607
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	4,130,000	3,764,743
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,045,623
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,023,673
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,770,000	2,835,289
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/2020	605,000	625,770
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2025	520,000	558,074
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2030	895,000	925,493
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,185,000	1,198,710
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,374,492
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,888,056
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	2,105,000	2,208,861
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	3,993,924
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	6,500,000	6,741,345
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,103,269
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	1,969,961
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,806,985
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,767,902
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,683,052
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,625,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	$1,235,000	$1,322,537
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,096,547
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,072,615
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,945,395

		$101,754,957
Total Municipal Bonds		$3,713,895,969

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.78% (v)	51,454,910	$51,454,910
Total Investments		$3,765,350,879

Other Assets, Less Liabilities - 0.9%		34,482,604
Net Assets - 100.0%		$3,799,833,483

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,068,763 representing 0.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,713,895,969	$—	$3,713,895,969
Mutual Funds	51,454,910	—	—	51,454,910
Total Investments	$51,454,910	$3,713,895,969	$—	$3,765,350,879

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,586,602,039
Gross unrealized appreciation	209,424,778
Gross unrealized depreciation	(45,443,215)
Net unrealized appreciation (depreciation)	$163,981,563

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,575,369	147,291,546	(113,412,005)	51,454,910

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(273)	$—	$57,243	$51,454,910

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.